UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-00066

American Balanced Fund
(Exact Name of Registrant as Specified in Charter)

P.O. Box 7650, One Market, Steuart Tower
San Francisco, California 94120
(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (415) 421-9360

Date of fiscal year end: December 31

Date of reporting period: June 30, 2010

Patrick F. Quan
Capital Research and Management Company
P.O. Box 7650, One Market, Steuart Tower
San Francisco, California 94120
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

American Balanced Fund

[photo of a field of flowers - trees in the background]

Semi-annual report for the six months ended June 30, 2010

American Balanced Fund® seeks conservation of capital, current income and long-term growth of both capital and income by investing in common stocks and fixed-income securities. The fund approaches the management of its investments as if they constituted the complete investment program of the prudent investor.

This fund is one of the 30 American Funds. American Funds is one of the nation’s largest mutual fund families. For nearly 80 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended June 30, 2010:
	1 year	5 years	10 years
Class A shares
Reflecting 5.75% maximum sales charge	6.53%	0.16%	4.43%

The total annual fund operating expense ratio was 0.67% for Class A shares as of the most recent fiscal year-end.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. See the Financial Highlights table on pages 24 to 30 for details.

The fund’s 30-day yield for Class A shares as of July 31, 2010, calculated in accordance with the Securities and Exchange Commission formula, was 1.98%. The fund’s distribution rate for Class A shares as of that date was 2.13%. Both reflect the 5.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

Results for other share classes can be found on pages 34 and 35.

Equity investments are subject to market fluctuations. The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. See the prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Fellow shareholders:

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Increasing concerns about the global economic outlook led to a decline in stocks in the first half of the year. In contrast, bonds posted solid gains.

Stocks, as measured by Standard & Poor’s 500 Composite Index, declined 6.6%* for the six months. Investment-grade bonds, as measured by Barclays Capital U.S. Aggregate Index, gained 5.3%. American Balanced Fund declined 2.9%, slightly behind the 2.7% loss posted by the Lipper Balanced Funds Index. The 60/40 S&P 500/Barclays Index declined 1.8%. The market indexes are unmanaged.

Stocks began the year with a continuation of the recovery that began early in 2009. However, in April, concerns about the sovereign debt of Greece began to attract increased attention. These fears spread throughout the euro zone as investors focused on countries with similar issues. In reaction, the dollar strengthened significantly against the euro and to a lesser extent against most other currencies. Simultaneously, some evidence has developed of a slowing in the economic recovery that began last summer. As these developments unfolded, U.S. stocks declined almost 15% from their highs in mid-April to June 30.

The Federal Reserve and other central banks reacted to these concerns by continuing to hold interest rates at very low levels. Short-term cash equivalents continue to yield virtually nothing. The benchmark 10-year Treasury, which yielded 3.9% at the beginning of the period, was at 3.0% on June 30. The combination of easy monetary policy with these economic concerns resulted in good returns from bonds, led by Treasuries.

The decline in stock prices, while moderate, was quite broad in scope. All 10 sectors of the S&P 500 showed negative returns. Information technology remains the fund’s largest equity sector at a little over 9%. This, however, is down from more than 11% at the beginning of the year and reflects reductions we made into the strength the stocks experienced earlier in the year. Some of this was reinvested in the consumer sector and some was held in cash and bonds. The fund continues to have significant positions in high-quality, large capitalization stocks. This area has lagged the market since the market bottom early last year, and we think excellent values exist in this broad category.

With exposure of only 7% to the non-U.S. area, our foreign exposure is not high. Nevertheless, that area was generally weak across the board, which was exacerbated by the strength in the dollar. Consequently, our positions in this area hurt overall results a bit especially in comparison to indexes that are U.S.-based. We are finding increasing attraction in some non-U.S. securities.

In the bond portion of the fund, returns were supported by the rally in Treasuries. Corporate bonds also contributed to results. Mortgage-backed securities held up even though the Federal Reserve ended its support program for mortgage-related securities in early April. At June 30, 2010, the fund’s bond portfolio consisted of 50% government obligations, 27% mortgage-backed bonds and 23% corporate bonds.

It is American Balanced Fund’s practice to have between 50% and 75% invested in common stocks at all times. The percentage will vary based on our judgment of the relative attractiveness of equities, bonds and cash. At June 30, the fund had 62% in stocks, 34% in bonds and 4% in cash.

We welcome our new shareholders and thank our long-term investors for their confidence in American Balanced Fund.

Cordially,

/s/ Robert G. O’Donnell

Robert G. O’Donnell
Vice Chairman of the Board
and Principal Executive Officer

/s/ Gregory D. Johnson

Gregory D. Johnson
President

August 6, 2010

*All data refer to total return.

For current information about the fund, visit americanfunds.com.

Summary investment portfolio, June 30, 2010

The following summary investment portfolio is designed to streamline the report and help investors better focus on a fund’s principal holdings.  See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

[begin pie chart]
Investment mix by security type	(percent of net assets)

Common stocks	62%
Fixed-income securities	34
Short-term securities & other assets less liabilities	4
[end pie chart]

			Percent
		Value	of net
Common stocks - 62.25%	Shares	(000)	assets

Information technology - 9.24%
Oracle Corp.	33,036,391	$708,961	1.57%
Microsoft Corp.	27,070,000	622,881	1.38
Cisco Systems, Inc. (1)	20,800,000	443,248	.98
International Business Machines Corp.	3,300,000	407,484	.90
Hewlett-Packard Co.	7,600,000	328,928	.73
Other securities		1,656,694	3.68
		4,168,196	9.24

Financials - 8.95%
Wells Fargo & Co.	36,000,000	921,600	2.04
Berkshire Hathaway Inc., Class A (1)	5,045	605,400	1.34
U.S. Bancorp	23,210,000	518,743	1.15
American Express Co.	7,000,000	277,900	.62
JPMorgan Chase & Co.	7,410,000	271,280	.60
Goldman Sachs Group, Inc.	2,000,000	262,540	.58
Other securities		1,181,337	2.62
		4,038,800	8.95

Industrials - 7.62%
Boeing Co.	7,860,000	493,215	1.09
Lockheed Martin Corp.	5,650,000	420,925	.93
Deere & Co.	5,640,000	314,035	.70
United Technologies Corp.	4,330,000	281,060	.62
Other securities		1,928,261	4.28
		3,437,496	7.62

Health care - 7.19%
Merck & Co., Inc.	14,877,200	520,256	1.15
Bristol-Myers Squibb Co.	17,000,000	423,980	.94
Pfizer Inc	25,159,500	358,774	.80
Eli Lilly and Co.	10,352,000	346,792	.77
Abbott Laboratories	7,350,000	343,833	.76
UnitedHealth Group Inc.	9,650,000	274,060	.61
Other securities		975,495	2.16
		3,243,190	7.19

Energy - 7.01%
Chevron Corp.	12,772,000	866,708	1.92
Royal Dutch Shell PLC, Class B (ADR)	11,933,000	576,125	1.28
Schlumberger Ltd.	7,484,200	414,176	.92
ConocoPhillips	7,300,000	358,357	.79
Exxon Mobil Corp.	5,700,000	325,299	.72
Other securities		620,789	1.38
		3,161,454	7.01

Consumer staples - 6.48%
Philip Morris International Inc.	16,400,000	751,776	1.67
Coca-Cola Co.	9,300,000	466,116	1.03
Procter & Gamble Co.	5,250,000	314,895	.70
Wal-Mart Stores, Inc.	6,087,800	292,641	.65
Costco Wholesale Corp.	5,300,000	290,599	.64
Other securities		807,220	1.79
		2,923,247	6.48

Consumer discretionary - 4.98%
Home Depot, Inc.	20,960,000	588,347	1.30
Time Warner Inc.	10,833,333	313,192	.70
McDonald's Corp.	4,120,000	271,384	.60
Other securities		1,072,790	2.38
		2,245,713	4.98

Materials - 4.60%
Potash Corp. of Saskatchewan Inc.	5,200,000	448,448	1.00
E.I. du Pont de Nemours and Co.	10,550,000	364,924	.81
Other securities		1,263,737	2.79
		2,077,109	4.60

Telecommunication services - 2.21%
AT&T Inc.	26,000,000	628,940	1.40
Verizon Communications Inc.	13,100,000	367,062	.81
		996,002	2.21

Utilities - 2.05%
PG&E Corp.	7,800,000	320,580	.71
Other securities		602,181	1.34
		922,761	2.05

Miscellaneous - 1.92%
Other common stocks in initial period of acquisition		865,651	1.92

Total common stocks (cost: $26,985,050,000)		28,079,619	62.25

Preferred stocks - 0.17%

Financials - 0.17%
Other securities		78,326	.17

Total preferred stocks (cost: $88,781,000)		78,326	.17

	Principal
	amount
Bonds & notes - 33.85%	(000)

Bonds & notes of U.S. government & government agencies - 16.66%
U.S. Treasury:
4.625% 2011	$684,000	726,750
2.75% 2013	296,500	312,102
3.375% 2013	583,750	626,002
3.50% 2013	463,000	497,600
4.25% 2013	245,335	269,648
3.50% 2018	1,007,500	1,077,239
3.625% 2019	407,000	430,403
6.25% 2023	691,500	896,737
4.50% 2036	346,300	382,717
3.50% 2039	302,000	280,624
1.625%-8.875% 2012-2040 (2)	1,533,869	1,713,728	15.99
Fannie Mae 6.25% 2029	20,000	24,765	.05
Other securities		279,645	.62
		7,517,960	16.66

Mortgage-backed obligations (3) - 8.54%
Fannie Mae 0%-11.791% 2011-2047 (4)	1,983,774	2,099,392	4.65
Freddie Mac 0%-7.50% 2023-2040 (4) (5)	514,929	551,800	1.22
Other securities		1,200,923	2.67
		3,852,115	8.54

Corporate bonds & notes - 7.62%
Financials - 2.15%
JPMorgan Chase & Co. 4.891% 2015 (4)	22,965	23,309	.05
Wells Fargo & Co. 4.375% 2013	6,920	7,320	.02
Other securities		937,599	2.08
		968,228	2.15

Telecommunication services - 1.07%
SBC Communications Inc. 5.10%-6.45% 2011-2034	114,300	126,644
BellSouth Capital Funding Corp. 7.875% 2030	51,500	63,297
AT&T Wireless Services, Inc. 7.875%-8.125% 2011-2012	17,400	18,583
AT&T Inc. 4.95%-8.00% 2013-2031 (4)	26,250	30,559	.53
Verizon Communications Inc. 3.75%-6.35% 2011-2037	117,265	126,858	.28
Other securities		115,487	.26
		481,428	1.07

Energy - 0.46%
Shell International Finance BV 1.30%-1.875% 2011-2013	32,750	33,002	.07
Other securities		176,445	.39
		209,447	.46

Information technology - 0.18%
Oracle Corp. 3.75% 2014	15,750	16,878	.04
Cisco Systems, Inc. 2.90% 2014	10,000	10,359	.02
Other securities		55,495	.12
		82,732	.18

Other corporate bonds & notes - 3.76%
Other securities		1,691,090	3.76

Total corporate bonds & notes		3,432,925	7.62

Other - 1.03%
Other securities		465,482	1.03

Total bonds & notes (cost: $14,487,691,000)		15,268,482	33.85

Short-term securities - 3.22%

Freddie Mac 0.14%-0.34% due 8/3-12/17/2010	575,132	574,819	1.27
Jupiter Securitization Co., LLC 0.37%-0.45% due 7/16-9/13/2010 (6)	200,000	199,903	.44
U.S. Treasury Bills 0.11%-0.335% due 7/29-8/26/2010	155,400	155,378	.34
Fannie Mae 0.15%-0.285% due 9/22-10/25/2010	92,750	92,695	.21
NetJets Inc. 0.27% due 8/19/2010 (6)	40,000	39,976	.09
Coca-Cola Co. 0.22% due 7/6/2010 (6)	32,200	32,199	.07
Merck & Co. Inc. 0.14% due 8/9/2010 (6)	3,700	3,699	.01
Other securities		355,954	.79

Total short-term securities (cost: $1,454,493,000)		1,454,623	3.22

Total investment securities (cost: $43,016,015,000)		44,881,050	99.49
Other assets less liabilities		229,862	.51

Net assets		$45,110,912	100.00%

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.
"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Security did not produce income during the last 12 months.
(2) Index-linked bond whose principal amount moves with a government retail price index.
(3) Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(4) Coupon rate may change periodically.
(5) Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities," was $482,185,000, which represented 1.07% of the net assets of the fund. This amount includes $426,123,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

(6) Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in "Other securities," was $1,657,294,000, which represented 3.67% of the net assets of the fund.

Key to abbreviation
ADR = American Depositary Receipts

See Notes to Financial Statements

Financial statements

Statement of assets and liabilities		unaudited
at June 30, 2010	(dollars in thousands)

Assets:
Investment securities, at value (cost: $43,016,015)		$44,881,050
Cash		156
Receivables for:
Sales of investments	$375,943
Sales of fund's shares	41,017
Dividends and interest	195,669	612,629
		45,493,835
Liabilities:
Payables for:
Purchases of investments	251,505
Repurchases of fund's shares	98,160
Investment advisory services	9,269
Services provided by affiliates	21,121
Trustees' deferred compensation	2,269
Other	599	382,923
Net assets at June 30, 2010		$45,110,912

Net assets consist of:
Capital paid in on shares of beneficial interest		$48,970,389
Undistributed net investment income		24,706
Accumulated net realized loss		(5,749,218)
Net unrealized appreciation		1,865,035
Net assets at June 30, 2010		$45,110,912

	(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) - unlimited shares authorized (2,902,009 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$28,053,015	1,802,915	$15.56
Class B	2,637,921	170,086	15.51
Class C	4,133,387	266,790	15.49
Class F-1	819,417	52,673	15.56
Class F-2	176,742	11,362	15.56
Class 529-A	1,323,311	85,139	15.54
Class 529-B	247,754	15,945	15.54
Class 529-C	506,777	32,614	15.54
Class 529-E	78,980	5,083	15.54
Class 529-F-1	46,281	2,979	15.53
Class R-1	120,811	7,805	15.48
Class R-2	1,009,776	65,192	15.49
Class R-3	2,131,005	137,465	15.50
Class R-4	1,800,115	115,828	15.54
Class R-5	1,317,109	84,603	15.57
Class R-6	708,511	45,530	15.56

See Notes to Financial Statements

Statement of operations		unaudited
for the six months ended June 30, 2010	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $1,946)	$374,524
Interest	307,462	$681,986

Fees and expenses*:
Investment advisory services	57,574
Distribution services	91,754
Transfer agent services	21,643
Administrative services	13,686
Reports to shareholders	1,558
Registration statement and prospectus	749
Trustees' compensation	214
Auditing and legal	13
Custodian	168
Other	1,306	188,665
Net investment income		493,321

Net realized gain and unrealized depreciation
on investments and currency:
Net realized gain (loss) on:
Investments	198,147
Currency transactions	(1,050)	197,097
Net unrealized (depreciation) appreciation on:
Investments	(2,086,523)
Currency translations	38	(2,086,485)
Net realized gain and unrealized depreciation
on investments and currency		(1,889,388)
Net decrease in net assets resulting
from operations		$(1,396,067)

(*) Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets	(dollars in thousands)
	Six months ended June 30, 2010*	Year ended December 31, 2009
Operations:
Net investment income	$493,321	$1,144,302
Net realized gain (loss) on investments and currency transactions	197,097	(4,284,312)
Net unrealized (depreciation) appreciation on investments and currency translations	(2,086,485)	11,456,276
Net (decrease) increase in net assets resulting from operations	(1,396,067)	8,316,266

Dividends paid to shareholders from net investment income	(486,125)	(1,166,741)

Net capital share transactions	(827,295)	(2,382,577)

Total (decrease) increase in net assets	(2,709,487)	4,766,948

Net assets:
Beginning of period	47,820,399	43,053,451
End of period (including undistributed
net investment income: $24,706 and $17,510, respectively)	$45,110,912	$47,820,399

*Unaudited.

See Notes to Financial Statements

Notes to financial statements
                                                                                                   unaudited

1. Organization

American Balanced Fund (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks conservation of capital, current income and long-term growth of both capital and income by investing in common stocks and fixed-income securities. Effective March 1, 2010, the fund reorganized from a Maryland corporation to a Delaware statutory trust in accordance with a proposal approved by shareholders on November 24, 2009.

The fund has 16 share classes consisting of five retail share classes, five 529 college savings plan share classes and six retirement plan share classes. The 529 college savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F-1) can be used to save for college education. The six retirement plan share classes (R-1, R-2, R-3, R-4, R-5 and R-6) are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-3, R-4, R-5 and R-6	None	None	None
*Class B and 529-B shares of the fund are not available for purchase.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

2. Significant accounting policies

The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The fund follows the significant accounting policies described below, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income – Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations – Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders – Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

Currency translation – Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. On the accompanying financial statements, the effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines its net asset value as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs – The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained as of approximately 3:00 p.m. New York time from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund's board of trustees. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly equity securities trading outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications - The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The table on the following page presents the fund’s valuation levels as of June 30, 2010 (dollars in thousands):

Investment securities:	Level 1	Level 2		Level 3	Total
Common stocks:
Information technology	$4,168,196	$-		$-	$4,168,196
Financials	4,038,800	-		-	4,038,800
Industrials	3,325,267	112,229	(1)	-	3,437,496
Health care	3,243,190	-		-	3,243,190
Energy	3,161,454	-		-	3,161,454
Consumer staples	2,923,247	-		-	2,923,247
Consumer discretionary	2,245,713	-		-	2,245,713
Materials	1,859,410	217,699	(1)	-	2,077,109
Telecommunication services	996,002	-		-	996,002
Utilities	826,566	96,195	(1)	-	922,761
Miscellaneous	865,651	-		-	865,651
Preferred stocks	-	78,326		-	78,326
Bonds & notes:
Bonds & notes of U.S. government & government agencies	-	7,517,960		-	7,517,960
Mortgage-backed obligations	-	3,829,693		22,422	3,852,115
Corporate bonds & notes	-	3,432,925		-	3,432,925
Other	-	465,482		-	465,482
Short-term securities	-	1,454,623		-	1,454,623
Total	$27,653,496	$17,205,132		$22,422	$44,881,050

(1) Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $426,123,000 of investment securities were classified as Level 2 instead of Level 1.

	Beginning value at 1/1/2010	Net sales	Net unrealized appreciation(2)	Net transfers into Level 3(3)	Ending value at 6/30/2010
Investment securities	$7,378	$(7,345)	$2,439	$19,950	$22,422

Net unrealized appreciation during the period on Level 3 investment securities held at June 30, 2010 (dollars in thousands) (2):					$2,472

(2) Net unrealized appreciation is included in the related amounts on investments in the statement of operations.
(3) Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

The prices of, and the income generated by, the common stocks, bonds and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

The prices of, and the income generated by, most debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the prices of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, "call" or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A security backed by the U.S. Treasury or the full faith and credit of the U.S. government is guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates.

Investments in securities issued by entities based outside the U.S. may be subject to the risks described above to a greater extent. These investments may also be affected by currency fluctuations and controls; different accounting, auditing, financial reporting, disclosure, regulatory and legal standards and practices; expropriation; changes in tax policy; greater market volatility; different securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. Investments in securities issued by entities domiciled in the U.S. may also be subject to many of these risks.

5. Taxation and distributions

Federal income taxation – The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended June 30, 2010, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2006 and by state tax authorities for tax years before 2006.

Non-U.S. taxation – Dividend and interest income is recorded net of non-U.S. taxes paid.

Distributions – Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; paydowns on fixed-income securities; and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of December 31, 2009, the components of distributable earnings on a tax basis were as follows:

	(dollars in thousands)
Undistributed ordinary income		$19,868
Post-October currency loss deferrals (realized during the period November 1, 2009, through December 31, 2009)*		(119)
Capital loss carryforwards†:
Expiring 2016	$(1,180,492)
Expiring 2017	(4,681,347)	(5,861,839)
Post-October capital loss deferrals (realized during the period November 1, 2009, through December 31, 2009)*		(3,758)
*These deferrals are considered incurred in the subsequent year.
†The capital loss carryforwards will be used to offset any capital gains realized by the fund in the current year or in subsequent years through the expiration dates. The fund will not make distributions from capital gains while capital loss carryforwards remain.

As of June 30, 2010, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows:

(dollars in thousands)
Gross unrealized appreciation on investment securities	$4,564,519
Gross unrealized depreciation on investment securities	(2,785,208)
Net unrealized appreciation on investment securities	1,779,311
Cost of investment securities	43,101,739

Ordinary income distributions paid to shareholders from net investment income were as follows (dollars in thousands):

Share class	Six months ended June 30, 2010	Year ended December 31, 2009
Class A	$324,838	$770,289
Class B	21,607	68,568
Class C	30,921	84,863
Class F-1	9,585	24,945
Class F-2	2,088	2,935
Class 529-A	14,437	31,071
Class 529-B	1,849	5,161
Class 529-C	3,584	8,928
Class 529-E	766	1,746
Class 529-F-1	547	1,031
Class R-1	906	2,168
Class R-2	7,603	18,873
Class R-3	21,346	53,008
Class R-4	20,515	46,044
Class R-5	17,043	37,936
Class R-6*	8,490	9,175
Total	$486,125	$1,166,741

*Class R-6 was offered beginning May 1, 2009.

6. Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. ("AFD"), the principal underwriter of the fund’s shares, and American Funds Service Company® ("AFS"), the fund’s transfer agent.

Investment advisory services - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.420% on the first $500 million of daily net assets and decreasing to 0.210% on such assets in excess of $71 billion. For the six months ended June 30, 2010, the investment advisory services fee was $57,574,000, which was equivalent to an annualized rate of 0.242% of average daily net assets.

Class-specific fees and expenses – Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services – The fund has adopted plans of distribution for all share classes, except Classes F-2, R-5 and R-6. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted on the following page. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Classes A and 529-A, the board of trustees has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of June 30, 2010, there were no unreimbursed expenses subject to reimbursement for Classes A or 529-A.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services – The fund has a transfer agent agreement with AFS for Classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC as described below.

Administrative services – The fund has an administrative services agreement with CRMC for all share classes, except Classes A and B, to provide certain services, including transfer agent and recordkeeping services; coordinating, monitoring, assisting and overseeing third-party service providers; and educating advisers and shareholders about the impact of market-related events, tax laws affecting investments, retirement plan restrictions, exchange limitations, and other related matters. Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5 and 0.05% for Class R-6) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services.

Each 529 share class is subject to an additional administrative services fee payable to the Commonwealth of Virginia for the maintenance of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.06% on such assets between $120 billion and $150 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. Although these amounts are included with administrative services fees on the accompanying financial statements, the Commonwealth of Virginia is not considered a related party

Expenses under the agreements described on the previous pages for the six months ended June 30, 2010, were as follows (dollars in thousands):

			Administrative services
Share class	Distribution services	Transfer agent services	CRMC administrative services	Transfer agent services	Commonwealth of Virginia administrative services
Class A	$35,403	$19,672	Not applicable	Not applicable	Not applicable
Class B	15,202	1,971	Not applicable	Not applicable	Not applicable
Class C	21,910	Included in administrative services	$3,290	$513	Not applicable
Class F-1	1,085		490	35	Not applicable
Class F-2	Not applicable		128	5	Not applicable
Class 529-A	1,458		647	118	$668
Class 529-B	1,374		133	40	138
Class 529-C	2,580		251	66	259
Class 529-E	203		39	7	41
Class 529-F-1	-		22	4	23
Class R-1	613		77	17	Not applicable
Class R-2	3,964		773	1,411	Not applicable
Class R-3	5,650		1,659	618	Not applicable
Class R-4	2,312		1,350	21	Not applicable
Class R-5	Not applicable		672	6	Not applicable
Class R-6	Not applicable		164	1	Not applicable
Total	$91,754	$21,643	$9,695	$2,862	$1,129

Trustees’ deferred compensation – Since the adoption of the deferred compensation plan in 1993, trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $214,000, shown on the accompanying financial statements, includes $215,000 in current fees (either paid in cash or deferred) and a net decrease of $1,000 in the value of the deferred amounts.

Affiliated officers and trustees – Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or trustees received any compensation directly from the fund.

7. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

Share class	Sales(*)		Reinvestments of dividends		Repurchases(*)		Net (decrease) increase
	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2010
Class A	$2,296,735	139,336	$312,786	19,377	$(3,060,870)	(186,214)	$(451,349)	(27,501)
Class B	38,321	2,332	20,856	1,294	(625,568)	(38,077)	(566,391)	(34,451)
Class C	289,530	17,646	29,281	1,820	(442,843)	(27,075)	(124,032)	(7,609)
Class F-1	110,701	6,732	8,943	554	(151,672)	(9,242)	(32,028)	(1,956)
Class F-2	47,509	2,899	1,732	108	(29,395)	(1,789)	19,846	1,218
Class 529-A	145,285	8,828	14,430	895	(70,640)	(4,300)	89,075	5,423
Class 529-B	4,688	285	1,848	115	(33,495)	(2,030)	(26,959)	(1,630)
Class 529-C	53,794	3,273	3,582	222	(36,173)	(2,205)	21,203	1,290
Class 529-E	7,926	481	765	48	(6,218)	(379)	2,473	150
Class 529-F-1	8,226	500	546	34	(2,850)	(175)	5,922	359
Class R-1	22,405	1,363	904	56	(16,960)	(1,038)	6,349	381
Class R-2	153,794	9,386	7,596	472	(162,645)	(9,955)	(1,255)	(97)
Class R-3	283,632	17,279	21,335	1,326	(411,279)	(25,121)	(106,312)	(6,516)
Class R-4	345,005	20,944	20,512	1,273	(223,341)	(13,617)	142,176	8,600
Class R-5	236,337	14,308	17,042	1,056	(210,020)	(12,874)	43,359	2,490
Class R-6	167,182	10,170	8,490	526	(25,044)	(1,526)	150,628	9,170
Total net increase
(decrease)	$4,211,070	255,762	$470,648	29,176	$(5,509,013)	(335,617)	$(827,295)	(50,679)

Year ended December 31, 2009
Class A	$3,984,498	281,046	$735,362	52,120	$(6,442,246)	(460,161)	$(1,722,386)	(126,995)
Class B	124,701	9,210	64,867	4,657	(859,714)	(60,942)	(670,146)	(47,075)
Class C	506,259	35,802	79,663	5,706	(943,549)	(67,975)	(357,627)	(26,467)
Class F-1	192,838	13,525	21,856	1,557	(407,438)	(29,096)	(192,744)	(14,014)
Class F-2	147,881	10,358	2,350	159	(45,603)	(3,206)	104,628	7,311
Class 529-A	199,325	13,873	31,054	2,197	(159,311)	(11,192)	71,068	4,878
Class 529-B	14,113	1,031	5,158	368	(29,191)	(2,079)	(9,920)	(680)
Class 529-C	92,432	6,472	8,920	635	(90,028)	(6,314)	11,324	793
Class 529-E	12,870	897	1,744	124	(11,301)	(787)	3,313	234
Class 529-F-1	12,991	885	1,031	73	(8,415)	(580)	5,607	378
Class R-1	47,011	3,344	2,158	154	(35,812)	(2,572)	13,357	926
Class R-2	302,257	21,389	18,856	1,344	(278,490)	(19,760)	42,623	2,973
Class R-3	520,157	36,705	52,991	3,768	(557,874)	(39,164)	15,274	1,309
Class R-4	951,360	67,344	46,023	3,248	(972,110)	(64,726)	25,273	5,866
Class R-5	780,790	51,914	37,866	2,716	(1,058,663)	(75,345)	(240,007)	(20,715)
Class R-6†	517,645	36,331	9,175	605	(9,034)	(576)	517,786	36,360
Total net increase
(decrease)	$8,407,128	590,126	$1,119,074	79,431	$(11,908,779)	(844,475)	$(2,382,577)	(174,918)

* Includes exchanges between share classes of the fund.
(†)Class R-6 was offered beginning May 1, 2009.

8. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $5,566,700,000 and $6,945,140,000, respectively, during the six months ended June 30, 2010.

Financial highlights(1)

			(Loss) income from investment operations(2)			Dividends and distributions
		Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return(3)(4)	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements/ waivers		Ratio of expenses to average net assets after reimbursements/ waivers(4)		Ratio of net income to average net assets(4)

Class A:	Six months ended 6/30/2010(5)	$16.21	$.18	$(.65)	$(.47)	$(.18)	$-	$(.18)	$15.56	(2.94%)	$28,053	.63	%(6)	.63	%(6)	2.23	%(6)
	Year ended 12/31/2009	13.78	.40	2.44	2.84	(.41)	-	(.41)	16.21	21.08	29,675	.67		.67		2.80
	Year ended 12/31/2008	19.31	.50	(5.35)	(4.85)	(.54)	(.14)	(.68)	13.78	(25.73)	26,972	.61		.59		2.96
	Year ended 12/31/2007	19.02	.53	.72	1.25	(.52)	(.44)	(.96)	19.31	6.60	37,999	.60		.58		2.68
	Year ended 12/31/2006	17.82	.47	1.61	2.08	(.47)	(.41)	(.88)	19.02	11.80	35,431	.61		.58		2.57
	Year ended 12/31/2005	18.00	.41	.15	.56	(.40)	(.34)	(.74)	17.82	3.12	33,009	.61		.59		2.31

Class B:	Six months ended 6/30/2010(5)	16.16	.13	(.66)	(.53)	(.12)	-	(.12)	15.51	(3.32)	2,638	1.39	(6)	1.39	(6)	1.47	(6)
	Year ended 12/31/2009	13.73	.29	2.44	2.73	(.30)	-	(.30)	16.16	20.24	3,305	1.43		1.43		2.06
	Year ended 12/31/2008	19.25	.37	(5.34)	(4.97)	(.41)	(.14)	(.55)	13.73	(26.33)	3,455	1.38		1.35		2.18
	Year ended 12/31/2007	18.96	.38	.72	1.10	(.37)	(.44)	(.81)	19.25	5.83	5,391	1.35		1.32		1.94
	Year ended 12/31/2006	17.77	.33	1.60	1.93	(.33)	(.41)	(.74)	18.96	10.95	5,386	1.36		1.33		1.82
	Year ended 12/31/2005	17.95	.28	.15	.43	(.27)	(.34)	(.61)	17.77	2.37	5,180	1.36		1.34		1.56

Class C:	Six months ended 6/30/2010(5)	16.14	.12	(.65)	(.53)	(.12)	-	(.12)	15.49	(3.34)	4,133	1.43	(6)	1.43	(6)	1.43	(6)
	Year ended 12/31/2009	13.72	.29	2.43	2.72	(.30)	-	(.30)	16.14	20.16	4,429	1.45		1.45		2.02
	Year ended 12/31/2008	19.23	.36	(5.33)	(4.97)	(.40)	(.14)	(.54)	13.72	(26.33)	4,128	1.42		1.40		2.14
	Year ended 12/31/2007	18.95	.37	.72	1.09	(.37)	(.44)	(.81)	19.23	5.73	6,078	1.40		1.37		1.89
	Year ended 12/31/2006	17.76	.32	1.60	1.92	(.32)	(.41)	(.73)	18.95	10.90	5,743	1.41		1.38		1.77
	Year ended 12/31/2005	17.94	.27	.15	.42	(.26)	(.34)	(.60)	17.76	2.30	5,582	1.42		1.40		1.51

Class F-1:	Six months ended 6/30/2010(5)	16.21	.18	(.65)	(.47)	(.18)	-	(.18)	15.56	(2.93)	819	.62	(6)	.62	(6)	2.24	(6)
	Year ended 12/31/2009	13.78	.41	2.44	2.85	(.42)	-	(.42)	16.21	21.13	885	.64		.64		2.85
	Year ended 12/31/2008	19.31	.50	(5.35)	(4.85)	(.54)	(.14)	(.68)	13.78	(25.73)	946	.61		.58		2.96
	Year ended 12/31/2007	19.02	.53	.72	1.25	(.52)	(.44)	(.96)	19.31	6.61	1,374	.59		.57		2.69
	Year ended 12/31/2006	17.82	.48	1.60	2.08	(.47)	(.41)	(.88)	19.02	11.83	1,247	.59		.57		2.59
	Year ended 12/31/2005	18.00	.41	.15	.56	(.40)	(.34)	(.74)	17.82	3.10	1,238	.63		.61		2.30

Class F-2:	Six months ended 6/30/2010(5)	16.21	.19	(.64)	(.45)	(.20)	-	(.20)	15.56	(2.83)	177	.41	(6)	.41	(6)	2.46	(6)
	Year ended 12/31/2009	13.78	.43	2.45	2.88	(.45)	-	(.45)	16.21	21.41	164	.41		.41		2.87
	Period from 8/5/2008 to 12/31/2008	17.44	.21	(3.59)	(3.38)	(.28)	-	(.28)	13.78	(19.51)	39	.17		.16		1.45

Class 529-A:	Six months ended 6/30/2010(5)	16.19	.17	(.64)	(.47)	(.18)	-	(.18)	15.54	(2.97)	1,323	.69	(6)	.69	(6)	2.17	(6)
	Year ended 12/31/2009	13.77	.39	2.43	2.82	(.40)	-	(.40)	16.19	20.97	1,291	.73		.73		2.73
	Year ended 12/31/2008	19.29	.49	(5.34)	(4.85)	(.53)	(.14)	(.67)	13.77	(25.76)	1,030	.68		.65		2.90
	Year ended 12/31/2007	19.01	.51	.72	1.23	(.51)	(.44)	(.95)	19.29	6.47	1,323	.68		.66		2.60
	Year ended 12/31/2006	17.81	.47	1.60	2.07	(.46)	(.41)	(.87)	19.01	11.76	1,125	.66		.63		2.53
	Year ended 12/31/2005	17.99	.40	.15	.55	(.39)	(.34)	(.73)	17.81	3.06	907	.67		.65		2.26

Class 529-B:	Six months ended 6/30/2010(5)	16.19	.12	(.66)	(.54)	(.11)	-	(.11)	15.54	(3.36)	248	1.48	(6)	1.48	(6)	1.38	(6)
	Year ended 12/31/2009	13.76	.28	2.44	2.72	(.29)	-	(.29)	16.19	20.09	284	1.53		1.53		1.95
	Year ended 12/31/2008	19.28	.35	(5.34)	(4.99)	(.39)	(.14)	(.53)	13.76	(26.36)	251	1.48		1.46		2.09
	Year ended 12/31/2007	19.00	.36	.71	1.07	(.35)	(.44)	(.79)	19.28	5.64	342	1.47		1.44		1.81
	Year ended 12/31/2006	17.80	.31	1.61	1.92	(.31)	(.41)	(.72)	19.00	10.87	311	1.48		1.45		1.70
	Year ended 12/31/2005	17.99	.25	.14	.39	(.24)	(.34)	(.58)	17.80	2.15	265	1.51		1.49		1.41

Class 529-C:	Six months ended 6/30/2010(5)	16.19	.11	(.65)	(.54)	(.11)	-	(.11)	15.54	(3.35)	507	1.48	(6)	1.48	(6)	1.39	(6)
	Year ended 12/31/2009	13.76	.28	2.44	2.72	(.29)	-	(.29)	16.19	20.10	507	1.52		1.52		1.94
	Year ended 12/31/2008	19.29	.35	(5.35)	(5.00)	(.39)	(.14)	(.53)	13.76	(26.40)	420	1.48		1.45		2.09
	Year ended 12/31/2007	19.00	.36	.72	1.08	(.35)	(.44)	(.79)	19.29	5.70	567	1.47		1.44		1.82
	Year ended 12/31/2006	17.81	.32	1.59	1.91	(.31)	(.41)	(.72)	19.00	10.81	501	1.47		1.44		1.71
	Year ended 12/31/2005	17.99	.26	.14	.40	(.24)	(.34)	(.58)	17.81	2.22	418	1.50		1.48		1.42

Class 529-E:	Six months ended 6/30/2010(5)	$16.19	$.15	$(.65)	$(.50)	$(.15)	$-	$(.15)	$15.54	(3.10)	79	.97	(6)	.97	(6)	1.89	(6)
	Year ended 12/31/2009	13.76	.35	2.44	2.79	(.36)	-	(.36)	16.19	20.71	80	1.02		1.02		2.45
	Year ended 12/31/2008	19.28	.44	(5.34)	(4.90)	(.48)	(.14)	(.62)	13.76	(25.99)	65	.97		.95		2.60
	Year ended 12/31/2007	19.00	.46	.71	1.17	(.45)	(.44)	(.89)	19.28	6.18	84	.96		.94		2.32
	Year ended 12/31/2006	17.80	.41	1.61	2.02	(.41)	(.41)	(.82)	19.00	11.44	73	.96		.93		2.23
	Year ended 12/31/2005	17.98	.35	.14	.49	(.33)	(.34)	(.67)	17.80	2.73	59	.99		.97		1.93

Class 529-F-1:	Six months ended 6/30/2010(5)	16.19	.18	(.65)	(.47)	(.19)	-	(.19)	15.53	(2.92)	46	.47	%(6)	.47	%(6)	2.39	%(6)
	Year ended 12/31/2009	13.76	.42	2.44	2.86	(.43)	-	(.43)	16.19	21.31	42	.52		.52		2.93
	Year ended 12/31/2008	19.28	.52	(5.34)	(4.82)	(.56)	(.14)	(.70)	13.76	(25.61)	31	.47		.45		3.11
	Year ended 12/31/2007	19.00	.56	.71	1.27	(.55)	(.44)	(.99)	19.28	6.71	36	.46		.44		2.82
	Year ended 12/31/2006	17.80	.50	1.61	2.11	(.50)	(.41)	(.91)	19.00	11.99	28	.46		.43		2.73
	Year ended 12/31/2005	17.98	.42	.15	.57	(.41)	(.34)	(.75)	17.80	3.15	19	.57		.55		2.35

Class R-1:	Six months ended 6/30/2010(5)	16.13	.12	(.65)	(.53)	(.12)	-	(.12)	15.48	(3.32)	121	1.40	(6)	1.40	(6)	1.47	(6)
	Year ended 12/31/2009	13.71	.29	2.43	2.72	(.30)	-	(.30)	16.13	20.22	120	1.43		1.43		2.03
	Year ended 12/31/2008	19.22	.37	(5.33)	(4.96)	(.41)	(.14)	(.55)	13.71	(26.30)	89	1.38		1.35		2.21
	Year ended 12/31/2007	18.94	.37	.72	1.09	(.37)	(.44)	(.81)	19.22	5.74	104	1.40		1.37		1.89
	Year ended 12/31/2006	17.75	.32	1.60	1.92	(.32)	(.41)	(.73)	18.94	10.91	82	1.41		1.39		1.77
	Year ended 12/31/2005	17.94	.27	.13	.40	(.25)	(.34)	(.59)	17.75	2.24	62	1.45		1.42		1.49

Class R-2:	Six months ended 6/30/2010(5)	16.14	.12	(.65)	(.53)	(.12)	-	(.12)	15.49	(3.33)	1,010	1.41	(6)	1.41	(6)	1.45	(6)
	Year ended 12/31/2009	13.72	.29	2.43	2.72	(.30)	-	(.30)	16.14	20.14	1,054	1.47		1.47		1.99
	Year ended 12/31/2008	19.23	.36	(5.33)	(4.97)	(.40)	(.14)	(.54)	13.72	(26.33)	855	1.42		1.39		2.15
	Year ended 12/31/2007	18.95	.37	.71	1.08	(.36)	(.44)	(.80)	19.23	5.71	1,168	1.41		1.39		1.87
	Year ended 12/31/2006	17.76	.32	1.60	1.92	(.32)	(.41)	(.73)	18.95	10.90	1,079	1.45		1.39		1.77
	Year ended 12/31/2005	17.94	.27	.15	.42	(.26)	(.34)	(.60)	17.76	2.31	902	1.48		1.40		1.51

Class R-3:	Six months ended 6/30/2010(5)	16.15	.16	(.66)	(.50)	(.15)	-	(.15)	15.50	(3.10)	2,131	.95	(6)	.95	(6)	1.91	(6)
	Year ended 12/31/2009	13.73	.36	2.43	2.79	(.37)	-	(.37)	16.15	20.73	2,326	.97		.97		2.49
	Year ended 12/31/2008	19.24	.45	(5.33)	(4.88)	(.49)	(.14)	(.63)	13.73	(25.94)	1,959	.90		.87		2.65
	Year ended 12/31/2007	18.96	.46	.72	1.18	(.46)	(.44)	(.90)	19.24	6.23	3,301	.92		.90		2.36
	Year ended 12/31/2006	17.77	.41	1.60	2.01	(.41)	(.41)	(.82)	18.96	11.44	3,059	.92		.90		2.26
	Year ended 12/31/2005	17.95	.36	.15	.51	(.35)	(.34)	(.69)	17.77	2.83	2,541	.91		.89		2.02

Class R-4:	Six months ended 6/30/2010(5)	16.19	.18	(.65)	(.47)	(.18)	-	(.18)	15.54	(2.95)	1,800	.65	(6)	.65	(6)	2.21	(6)
	Year ended 12/31/2009	13.76	.40	2.44	2.84	(.41)	-	(.41)	16.19	21.09	1,736	.67		.67		2.75
	Year ended 12/31/2008	19.28	.49	(5.34)	(4.85)	(.53)	(.14)	(.67)	13.76	(25.75)	1,395	.65		.62		2.92
	Year ended 12/31/2007	19.00	.52	.71	1.23	(.51)	(.44)	(.95)	19.28	6.50	1,865	.65		.62		2.64
	Year ended 12/31/2006	17.80	.47	1.60	2.07	(.46)	(.41)	(.87)	19.00	11.78	1,724	.65		.62		2.53
	Year ended 12/31/2005	17.99	.41	.13	.54	(.39)	(.34)	(.73)	17.80	3.03	1,441	.65		.63		2.28

Class R-5:	Six months ended 6/30/2010(5)	16.22	.20	(.65)	(.45)	(.20)	-	(.20)	15.57	(2.80)	1,317	.35	(6)	.35	(6)	2.51	(6)
	Year ended 12/31/2009	13.79	.45	2.43	2.88	(.45)	-	(.45)	16.22	21.44	1,332	.37		.37		3.19
	Year ended 12/31/2008	19.32	.54	(5.35)	(4.81)	(.58)	(.14)	(.72)	13.79	(25.52)	1,418	.35		.33		3.28
	Year ended 12/31/2007	19.03	.58	.72	1.30	(.57)	(.44)	(1.01)	19.32	6.86	957	.35		.33		2.94
	Year ended 12/31/2006	17.83	.52	1.61	2.13	(.52)	(.41)	(.93)	19.03	12.08	411	.35		.33		2.82
	Year ended 12/31/2005	18.01	.46	.15	.61	(.45)	(.34)	(.79)	17.83	3.38	324	.36		.34		2.57

Class R-6:	Six months ended 6/30/2010(5)	16.21	.19	(.63)	(.44)	(.21)	-	(.21)	15.56	(2.78)	709	.30	(6)	.30	(6)	2.57	(6)
	Period from 5/1/2009 to 12/31/2009	13.64	.30	2.61	2.91	(.34)	-	(.34)	16.21	21.52	590	.33	(6)	.33	(6)	2.94	(6)

	Six months ended June 30,	Year ended December 31
	2010(5)	2009	2008	2007	2006	2005

Portfolio turnover rate for all classes of shares	16%	46%	41%	35%	34%	35%

(1)Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2)Based on average shares outstanding.
(3)Total returns exclude any applicable sales charges, including contingent deferred sales charges.
(4)This column reflects the impact, if any, of certain reimbursements/waivers from CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services. In addition, during some of the periods shown, CRMC paid a portion of the fund's transfer agent fees for certain retirement plan share classes.

(5)Unaudited.
(6)Annualized.

See Notes to Financial Statements

Expense example
                                                                                                                                                    unaudited

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2010, through June 30, 2010).

Actual expenses:
The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:
The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:
There are some account fees that are charged to certain types of accounts, such as individual retirement accounts and 529 college savings plan accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually), that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 1/1/2010	Ending account value 6/30/2010	Expenses paid during period*	Annualized expense ratio

Class A -- actual return	$1,000.00	$970.63	$3.08	.63%
Class A -- assumed 5% return	1,000.00	1,021.67	3.16	.63
Class B -- actual return	1,000.00	966.77	6.78	1.39
Class B -- assumed 5% return	1,000.00	1,017.90	6.95	1.39
Class C -- actual return	1,000.00	966.61	6.97	1.43
Class C -- assumed 5% return	1,000.00	1,017.70	7.15	1.43
Class F-1 -- actual return	1,000.00	970.66	3.03	.62
Class F-1 -- assumed 5% return	1,000.00	1,021.72	3.11	.62
Class F-2 -- actual return	1,000.00	971.74	2.00	.41
Class F-2 -- assumed 5% return	1,000.00	1,022.76	2.06	.41
Class 529-A -- actual return	1,000.00	970.32	3.37	.69
Class 529-A -- assumed 5% return	1,000.00	1,021.37	3.46	.69
Class 529-B -- actual return	1,000.00	966.42	7.22	1.48
Class 529-B -- assumed 5% return	1,000.00	1,017.46	7.40	1.48
Class 529-C -- actual return	1,000.00	966.54	7.22	1.48
Class 529-C -- assumed 5% return	1,000.00	1,017.46	7.40	1.48
Class 529-E -- actual return	1,000.00	968.97	4.74	.97
Class 529-E -- assumed 5% return	1,000.00	1,019.98	4.86	.97
Class 529-F-1 -- actual return	1,000.00	970.76	2.30	.47
Class 529-F-1 -- assumed 5% return	1,000.00	1,022.46	2.36	.47
Class R-1 -- actual return	1,000.00	966.80	6.83	1.40
Class R-1 -- assumed 5% return	1,000.00	1,017.85	7.00	1.40
Class R-2 -- actual return	1,000.00	966.72	6.88	1.41
Class R-2 -- assumed 5% return	1,000.00	1,017.80	7.05	1.41
Class R-3 -- actual return	1,000.00	968.97	4.64	.95
Class R-3 -- assumed 5% return	1,000.00	1,020.08	4.76	.95
Class R-4 -- actual return	1,000.00	970.54	3.18	.65
Class R-4 -- assumed 5% return	1,000.00	1,021.57	3.26	.65
Class R-5 -- actual return	1,000.00	972.00	1.71	.35
Class R-5 -- assumed 5% return	1,000.00	1,023.06	1.76	.35
Class R-6 -- actual return	1,000.00	972.24	1.47	.30
Class R-6 -- assumed 5% return	1,000.00	1,023.31	1.51	.30

*The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

Other share class results
unaudited

Classes B, C, F and 529

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Average annual total returns for periods ended			10 years1/
June 30, 2010:	1 year	5 years	Life of class

Class B shares2
Reflecting applicable contingent deferred sales
charge (CDSC), maximum of 5%, payable only
if shares are sold within six years of purchase	7.21%	0.25%	4.42%
Not reflecting CDSC	12.21	0.60	4.42

Class C shares — first sold 3/15/01
Reflecting CDSC, maximum of 1%, payable only
if shares are sold within one year of purchase	11.12	0.55	3.13
Not reflecting CDSC	12.12	0.55	3.13

Class F-1 shares3 — first sold 3/15/01
Not reflecting annual asset-based fee charged
by sponsoring firm	13.06	1.37	3.96

Class F-2 shares3 — first sold 8/5/08
Not reflecting annual asset-based fee charged
by sponsoring firm	13.39	—	–2.68

Class 529-A shares4 — first sold 2/15/02
Reflecting 5.75% maximum sales charge	6.48	0.10	2.84
Not reflecting maximum sales charge	12.99	1.29	3.57

Class 529-B shares2,4 — first sold 2/15/02
Reflecting applicable CDSC, maximum of 5%,
payable only if shares are sold within six years
of purchase	7.08	0.15	2.75
Not reflecting CDSC	12.08	0.49	2.75

Class 529-C shares4 — first sold 2/19/02
Reflecting CDSC, maximum of 1%, payable only
if shares are sold within one year of purchase	11.10	0.50	2.89
Not reflecting CDSC	12.10	0.50	2.89

Class 529-E shares3,4 — first sold 3/5/02	12.67	1.01	2.92

Class 529-F-1 shares3,4 — first sold 9/17/02
Not reflecting annual asset-based fee charged
by sponsoring firm	13.16	1.50	5.12

1Applicable to Class B shares only. All other share classes reflect results for the life of the class.
2These shares are not available for purchase.
3These shares are sold without any initial or contingent deferred sales charge.
4Results shown do not reflect the $10 account setup fee and an annual $10 account maintenance fee.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. See the Financial Highlights table on pages 24 to 30 for details that include expense ratios for all share classes.

For information regarding the differences among the various share classes, refer to the fund’s prospectus.

Office of the fund
One Market
Steuart Tower, Suite 1800
Mailing address: P.O. Box 7650
San Francisco, CA 94120-7650

Investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, CA 90071-3106

Transfer agent for shareholder accounts
American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Independent registered public accounting firm
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete June 30, 2010, portfolio of American Balanced Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

American Balanced Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at 800/SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of American Balanced Fund, but it also may be used as sales literature when preceded or accompanied by the current summary prospectus or prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after September 30, 2010, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

What makes American Funds different?

For nearly 80 years, we have followed a consistent philosophy to benefit our investors. Our 30 carefully conceived, broadly diversified funds, in addition to the target date retirement series, offer opportunities that have attracted over 50 million shareholder accounts.

Our unique combination of strengths includes these five factors:

•A long-term, value-oriented approach
We seek to buy securities at reasonable prices relative to their prospects and hold them for the long term.

•An extensive global research effort
Our investment professionals travel the world to find the best investment opportunities and gain a comprehensive understanding of companies and markets.

•The multiple portfolio counselor system

Our unique approach to portfolio management, developed more than 50 years ago, blends teamwork with individual accountability and has provided American Funds with a sustainable method of achieving fund objectives.

•Experienced investment professionals
American Funds portfolio counselors have an average of 26 years of investment experience, providing a depth of knowledge and broad perspective that few organizations have.

•A commitment to low management fees
The American Funds provide exceptional value for shareholders, with management fees that are among the lowest in the mutual fund industry.

American Funds span a range of investment objectives

•Growth funds
AMCAP Fund®
EuroPacific Growth Fund®
The Growth Fund of America®
The New Economy Fund®
New Perspective Fund®
New World Fund®
SMALLCAP World Fund®

•Growth-and-income funds
American Mutual Fund®
Capital World Growth and Income FundSM
Fundamental InvestorsSM
International Growth and Income FundSM
The Investment Company of America®
Washington Mutual Investors FundSM

•Equity-income funds
Capital Income Builder®
The Income Fund of America®

•Balanced fund
>American Balanced Fund®

•Bond funds
American High-Income TrustSM
The Bond Fund of AmericaSM
Capital World Bond Fund®
Intermediate Bond Fund of America®
Short-Term Bond Fund of AmericaSM
U.S. Government Securities FundSM

•Tax-exempt bond funds
American Funds Short-Term Tax-Exempt Bond FundSM
American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of AmericaSM
The Tax-Exempt Bond Fund of America®
State-specific tax-exempt funds
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®

•Money market fund
American Funds Money Market Fund®

•American Funds Target Date Retirement Series®

The Capital Group Companies

American Funds   Capital Research and Management   Capital International   Capital Guardian   Capital Bank and Trust

Lit. No. MFGESR-911-0810P

Litho in USA AGD/B/8077-S26172

Printed on paper containing 10% post-consumer waste

Printed with inks containing soy and/or vegetable oil

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

American Balanced Fund®
Investment portfolio

June 30, 2010
  unaudited

Common stocks — 62.25%	Shares	Value (000)

INFORMATION TECHNOLOGY — 9.24%
Oracle Corp.	33,036,391	$708,961
Microsoft Corp.	27,070,000	622,881
Cisco Systems, Inc.1	20,800,000	443,248
International Business Machines Corp.	3,300,000	407,484
Hewlett-Packard Co.	7,600,000	328,928
Texas Instruments Inc.	10,500,000	244,440
Google Inc., Class A1	410,000	182,429
Corning Inc.	10,465,000	169,010
Apple Inc.1	655,000	164,752
Maxim Integrated Products, Inc.	9,670,000	161,779
EMC Corp.1	7,700,000	140,910
Automatic Data Processing, Inc.	3,200,000	128,832
Intel Corp.	6,500,000	126,425
Yahoo! Inc.1	8,906,000	123,170
Tyco Electronics Ltd.	4,360,000	110,657
Paychex, Inc.	2,500,000	64,925
Applied Materials, Inc.	3,275,000	39,365
		4,168,196

FINANCIALS — 8.95%
Wells Fargo & Co.	36,000,000	921,600
Berkshire Hathaway Inc., Class A1	5,045	605,400
U.S. Bancorp	23,210,000	518,743
American Express Co.	7,000,000	277,900
JPMorgan Chase & Co.	7,410,000	271,280
Goldman Sachs Group, Inc.	2,000,000	262,540
ACE Ltd.	4,400,000	226,512
Allstate Corp.	7,200,000	206,856
SunTrust Banks, Inc.	7,479,100	174,263
Citigroup Inc.1	45,000,000	169,200
Chubb Corp.	2,400,000	120,024
Bank of America Corp.	7,150,000	102,746
Aon Corp.	2,736,500	101,579
Lincoln National Corp.	3,300,000	80,157
		4,038,800

INDUSTRIALS — 7.62%
Boeing Co.	7,860,000	493,215
Lockheed Martin Corp.	5,650,000	420,925
Deere & Co.	5,640,000	314,035
United Technologies Corp.	4,330,000	281,060
Emerson Electric Co.	5,350,000	233,741
Tyco International Ltd.	6,260,000	220,540
General Electric Co.	14,500,000	209,090
Union Pacific Corp.	3,000,000	208,530
Honeywell International Inc.	5,150,000	201,005
Northrop Grumman Corp.	3,265,000	177,747
Parker Hannifin Corp.	3,000,000	166,380
United Parcel Service, Inc., Class B	2,500,000	142,225
European Aeronautic Defence and Space Co. EADS NV1,2	5,500,000	112,229
Illinois Tool Works Inc.	2,500,000	103,200
General Dynamics Corp.	1,545,000	90,475
FedEx Corp.	900,000	63,099
		3,437,496

HEALTH CARE — 7.19%
Merck & Co., Inc.	14,877,200	520,256
Bristol-Myers Squibb Co.	17,000,000	423,980
Pfizer Inc	25,159,500	358,774
Eli Lilly and Co.	10,352,000	346,792
Abbott Laboratories	7,350,000	343,833
UnitedHealth Group Inc.	9,650,000	274,060
Medtronic, Inc.	7,000,000	253,890
Johnson & Johnson	3,650,000	215,569
Cardinal Health, Inc.	6,315,000	212,247
Aetna Inc.	4,550,000	120,029
Stryker Corp.	2,000,000	100,120
Amgen Inc.1	1,400,000	73,640
		3,243,190

ENERGY — 7.01%
Chevron Corp.	12,772,000	866,708
Royal Dutch Shell PLC, Class B (ADR)	11,933,000	576,125
Schlumberger Ltd.	7,484,200	414,176
ConocoPhillips	7,300,000	358,357
Exxon Mobil Corp.	5,700,000	325,299
Petróleo Brasileiro SA — Petrobras, ordinary nominative (ADR)	5,825,000	199,914
Baker Hughes Inc.	4,300,000	178,751
TOTAL SA (ADR)	3,350,000	149,544
Occidental Petroleum Corp.	1,200,000	92,580
		3,161,454

CONSUMER STAPLES — 6.48%
Philip Morris International Inc.	16,400,000	751,776
Coca-Cola Co.	9,300,000	466,116
Procter & Gamble Co.	5,250,000	314,895
Wal-Mart Stores, Inc.	6,087,800	292,641
Costco Wholesale Corp.	5,300,000	290,599
Kraft Foods Inc., Class A	6,270,000	175,560
Estée Lauder Companies Inc., Class A	2,300,000	128,179
H.J. Heinz Co.	2,950,000	127,499
Unilever NV (New York registered)	4,500,000	122,940
Avon Products, Inc.	3,825,000	101,363
PepsiCo, Inc.	1,400,000	85,330
Hershey Co.	1,384,300	66,349
		2,923,247

CONSUMER DISCRETIONARY — 4.98%
Home Depot, Inc.	20,960,000	588,347
Time Warner Inc.	10,833,333	313,192
McDonald’s Corp.	4,120,000	271,384
McGraw-Hill Companies, Inc.	8,000,000	225,120
Walt Disney Co.	7,000,000	220,500
Comcast Corp., Class A	11,295,000	196,194
Lowe’s Companies, Inc.	8,000,000	163,360
Best Buy Co., Inc.	4,800,000	162,528
Macy’s, Inc.	4,000,000	71,600
News Corp., Class A	2,800,000	33,488
		2,245,713

MATERIALS — 4.60%
Potash Corp. of Saskatchewan Inc.	5,200,000	448,448
E.I. du Pont de Nemours and Co.	10,550,000	364,924
Monsanto Co.	5,500,000	254,210
Dow Chemical Co.	10,500,000	249,060
BHP Billiton Ltd.2	7,000,000	217,699
Weyerhaeuser Co.	4,590,000	161,568
Praxair, Inc.	1,800,000	136,782
Alcoa Inc.	12,500,000	125,750
Nucor Corp.	3,100,000	118,668
		2,077,109

TELECOMMUNICATION SERVICES — 2.21%
AT&T Inc.	26,000,000	628,940
Verizon Communications Inc.	13,100,000	367,062
		996,002

UTILITIES — 2.05%
PG&E Corp.	7,800,000	320,580
Exelon Corp.	5,850,000	222,125
Southern Co.	5,300,000	176,384
GDF SUEZ2	3,400,000	96,195
Edison International	2,000,000	63,440
FirstEnergy Corp.	1,250,000	44,037
		922,761

MISCELLANEOUS — 1.92%
Other common stocks in initial period of acquisition		865,651

Total common stocks (cost: $26,985,050,000)		28,079,619

Preferred stocks — 0.17%

FINANCIALS — 0.17%
QBE Capital Funding II LP 6.797%3,4	24,470,000	20,039
BNP Paribas 7.195%3,4	22,300,000	19,624
AXA SA, Series B, 6.379%3,4	20,680,000	16,415
Catlin Insurance Ltd. 7.249%3,4	16,135,000	13,029
XL Capital Ltd., Series E, 6.50%4	13,170,000	9,219

Total preferred stocks (cost: $88,781,000)		78,326

	Principal amount	Value
Bonds & notes — 33.85%	(000)	(000)

BONDS & NOTES OF U.S. GOVERNMENT & GOVERNMENT AGENCIES — 16.66%
U.S. Treasury 4.625% 2011	$684,000	$726,750
U.S. Treasury 4.25% 2012	211,600	228,826
U.S. Treasury 1.875% 20135	132,936	140,895
U.S. Treasury 2.75% 2013	296,500	312,102
U.S. Treasury 3.375% 2013	583,750	626,002
U.S. Treasury 3.50% 2013	463,000	497,600
U.S. Treasury 3.625% 2013	20,000	21,547
U.S. Treasury 4.25% 2013	245,335	269,648
U.S. Treasury 1.875% 2014	234,000	238,259
U.S. Treasury 4.25% 2014	42,500	47,339
U.S. Treasury 1.875% 20155	122,722	131,710
U.S. Treasury 4.125% 2015	70,000	77,790
U.S. Treasury 2.625% 2016	40,250	41,365
U.S. Treasury 2.625% 2016	7,000	7,204
U.S. Treasury 5.125% 2016	3,375	3,939
U.S. Treasury 4.50% 2017	59,500	67,702
U.S. Treasury 4.75% 2017	44,750	51,749
U.S. Treasury 8.875% 2017	40,625	57,878
U.S. Treasury 1.625% 20185	22,893	24,188
U.S. Treasury 3.50% 2018	1,007,500	1,077,239
U.S. Treasury 2.125% 20195	50,768	55,562
U.S. Treasury 3.625% 2019	407,000	430,403
U.S. Treasury 7.875% 2021	38,750	55,485
U.S. Treasury 6.25% 2023	691,500	896,737
U.S. Treasury 2.375% 20255	57,825	64,283
U.S. Treasury 6.875% 2025	79,500	110,356
U.S. Treasury 5.50% 2028	17,125	21,179
U.S. Treasury 5.25% 2029	15,000	18,059
U.S. Treasury 4.50% 2036	346,300	382,717
U.S. Treasury 4.375% 2038	48,000	51,915
U.S. Treasury 3.50% 2039	302,000	280,624
U.S. Treasury 4.625% 2040	174,750	196,498
Federal Agricultural Mortgage Corp. 4.875% 20113	40,000	40,975
Federal Agricultural Mortgage Corp. 5.50% 20113	7,000	7,353
CoBank ACB 7.875% 20183	20,000	21,869
CoBank ACB 1.137% 20223,4	23,425	18,515
United States Government Agency-Guaranteed (FDIC insured), Regions Bank 3.25% 2011	33,000	33,956
United States Government Agency-Guaranteed (FDIC insured), Bank of America Corp., Series L, 3.125% 2012	30,000	31,356
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 2.875% 2011	30,000	30,958
Federal Home Loan Bank, Series 467, 5.25% 2014	25,875	29,432
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 2.20% 2012	27,500	28,086
Fannie Mae 6.25% 2029	20,000	24,765
United States Government Agency-Guaranteed (FDIC insured), Sovereign Bancorp, Inc. 2.75% 2012	22,000	22,708
United States Government Agency-Guaranteed (FDIC insured), PNC Funding Corp. 2.30% 2012	14,000	14,437
		7,517,960

MORTGAGE-BACKED OBLIGATIONS6 — 8.54%
Fannie Mae, Series 2001-T11, Class B, 5.503% 2011	45,000	47,275
Fannie Mae, Series 2003-T1, Class B, 4.491% 2012	16,000	17,186
Fannie Mae 4.89% 2012	30,000	30,983
Fannie Mae 4.00% 2015	10,641	11,110
Fannie Mae 5.00% 2018	2,108	2,263
Fannie Mae 5.00% 2018	1,055	1,133
Fannie Mae 11.00% 2018	298	346
Fannie Mae 5.50% 2019	1,883	2,040
Fannie Mae 5.50% 2020	28,650	31,108
Fannie Mae, Series 2003-48, Class TJ, 4.50% 2022	8,496	8,892
Fannie Mae 4.50% 2023	31,088	32,899
Fannie Mae 4.00% 2024	143,031	149,018
Fannie Mae 4.00% 2024	120,205	125,333
Fannie Mae 4.00% 2024	40,250	41,935
Fannie Mae 4.00% 2024	27,953	29,123
Fannie Mae 4.00% 2024	25,515	26,583
Fannie Mae 4.00% 2024	22,808	23,762
Fannie Mae 4.00% 2024	21,150	22,035
Fannie Mae 4.00% 2024	20,992	21,871
Fannie Mae 4.00% 2024	10,068	10,489
Fannie Mae 4.00% 2024	7,584	7,901
Fannie Mae 4.00% 2024	5,244	5,464
Fannie Mae 4.50% 2024	50,447	53,338
Fannie Mae 4.50% 2024	37,257	39,391
Fannie Mae 4.50% 2024	10,892	11,516
Fannie Mae 4.50% 2024	7,641	8,079
Fannie Mae 4.00% 2025	17,394	18,106
Fannie Mae 4.50% 2025	149,947	158,468
Fannie Mae 4.50% 2025	63,219	66,812
Fannie Mae 4.50% 2025	24,958	26,376
Fannie Mae 4.50% 2025	24,560	25,955
Fannie Mae 4.50% 2025	23,712	25,060
Fannie Mae, Series 2001-4, Class NA, 11.791% 20254	199	225
Fannie Mae 6.00% 2027	10,820	11,844
Fannie Mae, Series 2001-20, Class D, 11.043% 20314	65	75
Fannie Mae 5.50% 2033	22,537	24,268
Fannie Mae 5.50% 2033	17,523	18,869
Fannie Mae 5.50% 2033	2,520	2,714
Fannie Mae 5.50% 2035	9,900	10,652
Fannie Mae 5.50% 2035	6,431	6,916
Fannie Mae 6.50% 2035	11,728	13,023
Fannie Mae, Series 2006-43, Class JO, principal only, 0% 2036	5,322	4,562
Fannie Mae 5.50% 2036	2,577	2,768
Fannie Mae 5.50% 2036	2,274	2,443
Fannie Mae, Series 2006-49, Class PA, 6.00% 2036	13,268	14,802
Fannie Mae 6.00% 2036	4,743	5,160
Fannie Mae 5.537% 20374	15,916	16,678
Fannie Mae 6.00% 2037	76,143	83,055
Fannie Mae 6.00% 2037	34,081	36,994
Fannie Mae 6.00% 2037	16,179	17,552
Fannie Mae 6.00% 2037	12,700	13,778
Fannie Mae 6.00% 2037	9,898	10,755
Fannie Mae 6.00% 2037	3,139	3,407
Fannie Mae 6.50% 2037	26,953	29,509
Fannie Mae 6.50% 2037	20,948	22,934
Fannie Mae 6.50% 2037	20,904	22,664
Fannie Mae 6.50% 2037	11,053	11,984
Fannie Mae 7.00% 2037	5,455	5,946
Fannie Mae 7.00% 2037	4,418	4,816
Fannie Mae 7.00% 2037	2,698	2,941
Fannie Mae 4.50% 2038	26,333	27,377
Fannie Mae 4.50% 2038	8,179	8,498
Fannie Mae 5.50% 2038	50,464	54,249
Fannie Mae 5.50% 2038	7,690	8,267
Fannie Mae 6.00% 2038	30,385	32,953
Fannie Mae 6.00% 2038	15,033	16,335
Fannie Mae 6.00% 2038	8,248	8,945
Fannie Mae 6.50% 2038	27,061	29,643
Fannie Mae 4.50% 2039	154,039	159,988
Fannie Mae 4.50% 2039	60,956	63,311
Fannie Mae 4.50% 2039	45,912	47,668
Fannie Mae 4.50% 2039	35,777	37,159
Fannie Mae 4.50% 2039	7,681	7,975
Fannie Mae 6.00% 2039	16,394	17,780
Fannie Mae 6.00% 2039	14,548	15,782
Fannie Mae 5.00% 2040	32,000	33,911
Fannie Mae 6.00% 2040	16,000	17,348
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	579	648
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041	525	578
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2041	768	876
Fannie Mae, Series 2002-W1, Class 2A, 7.50% 2042	724	834
Fannie Mae 6.50% 2047	4,149	4,483
Fannie Mae 6.50% 2047	2,385	2,576
Fannie Mae 6.50% 2047	1,654	1,787
Fannie Mae 6.50% 2047	1,444	1,560
Fannie Mae 6.50% 2047	1,443	1,559
Fannie Mae 6.50% 2047	792	856
Fannie Mae 6.50% 2047	659	712
Fannie Mae 7.00% 2047	2,329	2,538
Fannie Mae 7.00% 2047	2,133	2,325
Fannie Mae 7.00% 2047	2,054	2,239
Fannie Mae 7.00% 2047	1,750	1,908
Fannie Mae 7.00% 2047	974	1,062
Fannie Mae 7.00% 2047	937	1,022
Fannie Mae 7.00% 2047	817	890
Fannie Mae 7.00% 2047	273	297
Fannie Mae 7.00% 2047	128	139
Fannie Mae 7.00% 2047	119	130
Freddie Mac 5.00% 2023	28,301	30,196
Freddie Mac 5.00% 2023	20,110	21,456
Freddie Mac 5.00% 2023	17,370	18,533
Freddie Mac 5.00% 2023	6,571	7,011
Freddie Mac 5.00% 2023	6,045	6,450
Freddie Mac 5.00% 2023	4,823	5,146
Freddie Mac 5.00% 2023	4,139	4,416
Freddie Mac 5.50% 2023	11,148	12,035
Freddie Mac 5.00% 2024	39,865	42,572
Freddie Mac 5.50% 2024	20,551	22,242
Freddie Mac 6.00% 2026	12,505	13,696
Freddie Mac 6.00% 2026	9,080	9,945
Freddie Mac 6.00% 2026	7,502	8,217
Freddie Mac 6.50% 2027	2,710	2,973
Freddie Mac 6.50% 2027	1,009	1,107
Freddie Mac 6.50% 2027	516	567
Freddie Mac 6.50% 2028	2,095	2,298
Freddie Mac, Series T-041, Class 3-A, 7.50% 2032	2,926	3,346
Freddie Mac, Series 3061, Class PN, 5.50% 2035	12,158	13,396
Freddie Mac, Series 3156, Class PO, principal only, 0% 2036	15,432	13,738
Freddie Mac, Series 3146, Class PO, principal only, 0% 2036	11,170	9,583
Freddie Mac, Series 3233, Class PA, 6.00% 2036	26,730	29,447
Freddie Mac 5.447% 20374	563	593
Freddie Mac, Series 3318, Class JT, 5.50% 2037	27,618	29,633
Freddie Mac, Series 3312, Class PA, 5.50% 2037	20,384	21,888
Freddie Mac, Series 3272, Class PA, 6.00% 2037	20,540	22,301
Freddie Mac 6.00% 2038	137,596	149,550
Freddie Mac 6.00% 2038	2,925	3,173
Freddie Mac 6.50% 2038	11,547	12,652
Freddie Mac 6.00% 20402	31,000	33,640
CS First Boston Mortgage Securities Corp., Series 2002-34, Class I-A-1, 7.50% 2032	1,156	1,166
CS First Boston Mortgage Securities Corp., Series 2002-30, Class I-A-1, 7.50% 2032	864	848
CS First Boston Mortgage Securities Corp., Series 2003-21, Class V-A-1, 6.50% 2033	1,121	1,148
CS First Boston Mortgage Securities Corp., Series 2003-29, Class V-A-1, 7.00% 2033	1,961	2,002
CS First Boston Mortgage Securities Corp., Series 2001-CKN5, Class A-4, 5.435% 2034	17,832	18,242
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IV-A-1, 6.00% 2034	6,016	5,919
CS First Boston Mortgage Securities Corp., Series 2001-CP4, Class A-4, 6.18% 2035	30,182	30,993
CS First Boston Mortgage Securities Corp., Series 2005-5, Class IV-A-1, 6.25% 2035	13,397	11,710
CS First Boston Mortgage Securities Corp., Series 2001-CK1, Class A-3, 6.38% 2035	15,523	15,687
CS First Boston Mortgage Securities Corp., Series 2003-CK2, Class A-4, 4.801% 2036	17,585	18,548
CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A-3, 6.387% 2036	18,170	18,854
CS First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A-3, 6.133% 2037	16,045	16,952
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-3, 5.23% 20404	30,875	32,472
Government National Mortgage Assn. 10.00% 2021	393	462
Government National Mortgage Assn. 6.00% 2038	70,655	77,083
Government National Mortgage Assn. 6.50% 2038	32,251	35,445
Government National Mortgage Assn. 4.50% 2040	34,595	36,046
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-CIBC5, Class A-1, 4.372% 2037	3,352	3,416
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-2, 4.739% 2037	1,649	1,648
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-C1, Class A-3, 5.376% 2037	10,680	11,163
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.495% 20374	63,000	64,790
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2003-ML1, Class A-1, 3.972% 2039	5,416	5,556
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A-SB, 4.824% 2042	24,662	25,770
GMAC Commercial Mortgage Securities, Inc., Series 2001-C1, Class A-2, 6.465% 2034	77,799	79,187
GMAC Commercial Mortgage Securities, Inc., Series 2002-C2, Class A-2, 5.389% 2038	1,640	1,668
American Tower Trust I, Series 2007-1A, Class A-FX, 5.42% 20373	18,300	19,028
American Tower Trust I, Series 2007-1A, Class B, 5.537% 20373	20,000	20,795
American Tower Trust I, Series 2007-1A, Class D, 5.957% 20373	32,200	33,399
Residential Accredit Loans, Inc., Series 2004-QS6, Class A-1, 5.00% 2019	10,154	10,385
Residential Accredit Loans, Inc., Series 2004-QS16, Class 1-A-1, 5.50% 2034	15,424	15,150
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00% 2034	25,707	24,820
Bank of America 5.50% 20123	44,500	47,623
Commercial Mortgage Trust, Series 2000-C1, Class E, 8.132% 2033	4,000	3,992
Commercial Mortgage Trust, Series 2003-LNB1, Class A-2, 4.084% 2038	39,825	41,152
Salomon Brothers Commercial Mortgage Trust, Series 2001-C1, Class A-3, 6.428% 2035	40,894	41,879
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048	35,550	36,984
Banc of America Commercial Mortgage Inc., Series 2002-PB2, Class A-4, 6.186% 2035	4,308	4,498
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036	31,390	32,025
Nationwide Building Society, Series 2007-2, 5.50% 20123	32,500	34,691
Wachovia Bank Commercial Mortgage Trust, Series 2005-C16, Class A-PB, 4.692% 2041	29,538	30,721
GS Mortgage Securities Corp. II, Series 2001-ROCK, Class D, 6.878% 20183	15,000	15,584
GS Mortgage Securities Corp. II, Series 2006-GG8, Class A-4, 5.56% 2039	11,880	12,096
GE Commercial Mortgage Corp., Series 2004-C1, Class A-2, 3.915% 2038	1,089	1,091
GE Commercial Mortgage Corp., Series 2005-C4, Class A-3A, 5.514% 20454	25,000	26,381
Countrywide Alternative Loan Trust, Series 2005-6CB, Class 2-A-1, 5.00% 2020	2,347	2,096
Countrywide Alternative Loan Trust, Series 2004-5CB, Class 1-A-1, 6.00% 2034	8,206	7,348
Countrywide Alternative Loan Trust, Series 2004-36CB, Class 1-A-1, 6.00% 2035	16,755	16,522
Wells Fargo Mortgage-backed Securities Trust, Series 2005-AR10, Class II-A-6, 2.926% 20354	26,105	25,043
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 20262,3	21,114	22,422
Bear Stearns Commercial Mortgage Securities Inc., Series 2002-PBW1, Class A-1, 3.97% 2035	1,444	1,466
Bear Stearns Commercial Mortgage Securities Inc., Series 2001-TOP2, Class A-2, 6.48% 2035	1,509	1,542
Bear Stearns Commercial Mortgage Securities Inc., Series 2005-PW10, Class AM, 5.449% 20404	20,000	19,141
GE Capital Commercial Mortgage Corp., Series 2002-2, Class A-3, 5.349% 2036	10,000	10,481
GE Capital Commercial Mortgage Corp., Series 2002-3, Class A-1, 4.229% 2037	9,930	10,051
Bank of Montreal 2.85% 20153	17,000	17,298
Washington Mutual Mortgage, WMALT Series 2005-1, Class 5-A-1, 6.00% 2035	15,205	14,334
Prudential Mortgage Capital Funding, LLC, Series ROCK 2001-C1, Class A-2, 6.605% 2034	13,909	14,233
LB-UBS Commercial Mortgage Trust, Series 2002-C1, Class A-4, 6.462% 2031	13,185	13,845
American General Mortgage Loan Trust, Series 2010-1A, Class A-1, 5.15% 20583,4	9,476	9,491
GSR Mortgage Loan Trust, Series 2004-2F, Class XIIIA-1, 5.00% 2019	4,378	4,225
GSR Mortgage Loan Trust, Series 2004-15F, Class 5A-1, 5.50% 2020	4,997	4,955
First Union National Bank Commercial Mortgage Trust, Series 2002-C1, Class A-2, 6.141% 2034	8,377	8,765
Banc of America Alternative Loan Trust, Series 2005-2, Class 3-A-1, 5.00% 2020	7,308	6,941
Merrill Lynch Mortgage Trust, Series 2005-LC1, Class A-2, 5.202% 20444	4,967	5,005
CHL Mortgage Pass-Through Trust, Series 2003-56, Class 6-A-1, 3.476% 20334	4,815	4,187
Residential Funding Corp., Series 2003-RM2, Class A-II, 5.00% 2018	3,947	4,009
Structured Asset Securities Corp., Series 2004-3, Class 3-A-1, 5.50% 2019	3,667	3,679
MASTR Alternative Loan Trust, Series 2005-3, Class 1-A-1, 5.50% 2035	3,051	2,866
Morgan Stanley Dean Witter Capital I Trust, Series 2003-TOP9, Class A-1, 3.98% 2036	962	966
Hilton Hotel Pool Trust, Series 2000-HLTA, Class A-1, 7.055% 20153	932	943
		3,852,115

CORPORATE BONDS & NOTES — 7.62%
FINANCIALS — 2.15%
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 5.125% 20143	4,445	4,657
Westfield Group 5.75% 20153	16,250	17,586
Westfield Group 5.70% 20163	30,520	32,541
Westfield Group 7.125% 20183	21,280	24,047
ProLogis 5.50% 2012	15,000	15,527
ProLogis 5.625% 2015	10,425	10,009
ProLogis 6.625% 2018	15,500	14,790
ProLogis 7.375% 2019	27,000	26,487
Liberty Mutual Group Inc. 6.50% 20353	17,435	15,601
Liberty Mutual Group Inc. 7.50% 20363	20,625	20,424
Liberty Mutual Group Inc. 7.697% 20973	22,180	19,211
Kimco Realty Corp. 6.00% 2012	2,750	2,971
Kimco Realty Corp., Series C, 4.82% 2014	13,000	13,568
Kimco Realty Corp., Series C, 5.783% 2016	14,000	15,003
Kimco Realty Corp. 5.70% 2017	21,180	22,180
American Express Bank 5.50% 2013	21,300	23,030
American Express Co. 6.15% 2017	22,800	25,018
CNA Financial Corp. 5.85% 2014	25,000	25,925
CNA Financial Corp. 6.50% 2016	16,000	16,785
Monumental Global Funding 5.50% 20133	12,000	12,843
Monumental Global Funding III 0.503% 20143,4	29,000	27,700
HBOS PLC 6.75% 20183	41,050	38,480
Simon Property Group, LP 6.75% 2014	8,495	9,556
Simon Property Group, LP 5.875% 2017	15,165	16,419
Simon Property Group, LP 6.125% 2018	8,160	9,021
UBS AG 5.875% 2017	32,125	34,055
Abbey National Treasury Services PLC 3.875% 20143	13,500	13,343
Sovereign Bancorp, Inc. 8.75% 2018	4,000	4,502
Santander Issuances, SA Unipersonal 6.50% 20193,4	11,500	11,760
Hospitality Properties Trust 6.75% 2013	7,215	7,658
Hospitality Properties Trust 6.70% 2018	21,025	21,400
Prudential Financial, Inc., Series D, 5.50% 2016	14,000	14,765
Prudential Holdings, LLC, Series C, 8.695% 20233,6	11,500	13,764
Household Finance Corp. 6.375% 2012	13,000	14,047
HSBC Bank PLC 3.50% 20153	13,250	13,393
ERP Operating LP 5.375% 2016	25,000	26,880
Barclays Bank PLC 2.50% 2013	8,500	8,471
Barclays Bank PLC 5.125% 2020	18,000	17,938
UniCredito Italiano SpA 5.584% 20173,4	14,600	14,473
UniCredito Italiano SpA 6.00% 20173	10,000	9,995
Bank of America Corp. 5.75% 2017	13,650	14,177
Bank of America Corp. 5.625% 2020	10,000	10,099
JPMorgan Chase & Co. 4.891% 20154	22,965	23,309
ACE INA Holdings Inc. 5.875% 2014	20,000	22,144
Morgan Stanley 6.00% 2014	20,000	21,210
American Honda Finance Corp. 5.125% 20103	20,500	20,869
Royal Bank of Scotland PLC 4.875% 2015	20,000	19,920
Boston Properties, Inc. 5.875% 2019	16,500	17,685
Principal Life Insurance Co. 5.30% 2013	15,500	16,772
New York Life Global Funding 5.25% 20123	15,000	16,263
Allstate Life Global Funding Trust, Series 2008-4, 5.375% 2013	13,000	14,264
Metropolitan Life Global Funding I, 5.125% 20133	12,000	12,987
Nationwide Financial Services, Inc. 6.75% 20674	16,950	12,785
Standard Chartered PLC 3.85% 20153	12,500	12,625
Lincoln National Corp. 5.65% 2012	10,250	10,847
Developers Diversified Realty Corp. 4.625% 2010	10,755	10,759
Wells Fargo & Co. 4.375% 2013	6,920	7,320
Nationwide Mutual Insurance Co. 5.81% 20243,4	8,150	6,936
UDR, Inc. 5.00% 2012	6,000	6,146
Assurant, Inc. 5.625% 2014	5,000	5,288
		968,228

TELECOMMUNICATION SERVICES — 1.07%
SBC Communications Inc. 6.25% 2011	10,000	10,363
AT&T Wireless Services, Inc. 7.875% 2011	12,170	12,728
AT&T Wireless Services, Inc. 8.125% 2012	5,230	5,855
AT&T Inc. 4.95% 2013	16,250	17,650
SBC Communications Inc. 5.10% 2014	15,000	16,656
SBC Communications Inc. 5.625% 2016	49,300	55,950
BellSouth Capital Funding Corp. 7.875% 2030	51,500	63,297
AT&T Inc. 8.00% 20314	10,000	12,909
SBC Communications Inc. 6.45% 2034	40,000	43,675
Verizon Communications Inc. 3.75% 2011	29,250	29,965
Verizon Communications Inc. 5.55% 2014	12,440	13,958
Verizon Communications Inc. 5.50% 2017	13,975	15,525
Verizon Communications Inc. 6.35% 2019	15,600	18,082
Verizon Communications Inc. 5.85% 2035	6,000	6,210
Verizon Communications Inc. 6.25% 2037	40,000	43,118
Telecom Italia Capital SA 5.25% 2015	47,425	47,918
Deutsche Telekom International Finance BV 5.875% 2013	12,500	13,695
Deutsche Telekom International Finance BV 4.875% 2014	15,500	16,625
Telefónica Emisiones, SAU 3.729% 2015	4,175	4,167
Telefónica Emisiones, SAU 5.134% 2020	11,825	11,875
France Télécom 4.375% 2014	10,000	10,794
American Tower Corp. 4.625% 2015	10,000	10,413
		481,428

CONSUMER DISCRETIONARY — 0.79%
Comcast Corp. 5.30% 2014	15,000	16,478
Comcast Corp. 6.30% 2017	16,750	19,152
Comcast Corp. 6.45% 2037	15,000	16,273
Comcast Corp. 6.95% 2037	24,250	27,675
Time Warner Cable Inc. 6.75% 2018	45,370	52,161
Time Warner Cable Inc. 5.00% 2020	25,000	25,614
AOL Time Warner Inc. 6.875% 2012	40,000	43,597
Time Warner Inc. 5.875% 2016	14,210	16,041
AOL Time Warner Inc. 7.625% 2031	13,565	16,364
Thomson Reuters Corp. 5.95% 2013	8,140	9,106
Thomson Reuters Corp. 6.50% 2018	20,815	24,626
Cox Communications, Inc. 7.75% 2010	15,000	15,306
Cox Communications, Inc. 5.45% 2014	15,500	17,126
Toll Brothers, Inc. 4.95% 2014	20,000	19,820
News America Inc. 5.30% 2014	4,750	5,283
News America Inc. 6.90% 2019	3,250	3,856
News America Inc. 6.15% 2037	5,000	5,232
Nordstrom, Inc. 6.75% 2014	10,000	11,631
Seminole Tribe of Florida 5.798% 20133,6	9,320	9,281
		354,622

HEALTH CARE — 0.72%
Cardinal Health, Inc. 4.00% 2015	44,100	45,864
Cardinal Health, Inc. 5.80% 2016	17,500	19,623
UnitedHealth Group Inc. 6.00% 2017	22,170	24,379
UnitedHealth Group Inc. 6.00% 2018	35,000	39,086
GlaxoSmithKline Capital Inc. 4.85% 2013	33,700	36,869
Novartis Capital Corp. 2.90% 2015	30,000	30,896
AstraZeneca PLC 5.90% 2017	25,000	29,290
Pfizer Inc. 4.45% 2012	25,000	26,385
Abbott Laboratories 2.70% 2015	12,000	12,285
Abbott Laboratories 5.125% 2019	8,600	9,613
Roche Holdings Inc. 4.50% 20123	20,000	21,122
Biogen Idec Inc. 6.00% 2013	13,500	14,858
Coventry Health Care, Inc. 6.30% 2014	11,955	12,632
		322,902

UTILITIES — 0.69%
National Rural Utilities Cooperative Finance Corp. 5.50% 2013	55,500	61,405
National Rural Utilities Cooperative Finance Corp. 10.375% 2018	8,450	11,735
MidAmerican Energy Holdings Co., Series D, 5.00% 2014	18,000	19,433
MidAmerican Energy Holdings Co. 5.75% 2018	25,925	29,048
MidAmerican Energy Holdings Co. 6.50% 2037	5,000	5,764
PG&E Corp. 5.75% 2014	5,750	6,376
Pacific Gas and Electric Co., First Mortgage Bonds, 6.05% 2034	20,000	22,388
E.ON International Finance BV 5.80% 20183	24,450	27,626
Alabama Power Co., Series FF, 5.20% 2016	16,000	17,763
Alabama Power Co. 6.00% 2039	7,500	8,524
San Diego Gas & Electric Co., Series CCC, 5.30% 2015	15,000	17,158
Virginia Electric and Power Co., Series 2003-B, 4.50% 2010	3,500	3,556
Virginia Electric and Power Co., Series B, 5.95% 2017	10,000	11,526
Electricité de France SA 6.95% 20393	12,000	14,513
Iberdrola Finance Ireland 3.80% 20143	11,000	10,949
Niagara Mohawk Power 3.553% 20143	10,000	10,270
Public Service Electric and Gas Co., Series E, 5.30% 2018	8,500	9,338
Appalachian Power Co., Series M, 5.55% 2011	7,800	8,034
Veolia Environnement 5.25% 2013	6,500	7,020
Kern River Funding Corp. 4.893% 20183,6	4,466	4,641
Tri-State Generation and Transmission Assn. Inc., Pass Through Trust, Series 2003-A, 6.04% 20183,6	3,700	4,024
		311,091

INDUSTRIALS — 0.68%
Continental Airlines, Inc., Series 1997-1, Class A, 7.461% 20166	15,024	15,019
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 20196	8,418	8,402
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 20196	4,602	4,625
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 20206	7,763	7,870
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 20226	7,263	7,354
Continental Airlines, Inc., Series 2007-1, Class B, 6.903% 20226	8,966	8,406
Burlington Northern Santa Fe Corp. 7.00% 2014	31,850	37,149
BNSF Funding Trust I 6.613% 20554	5,575	5,323
Union Pacific Corp. 5.75% 2017	4,325	4,891
Union Pacific Corp. 5.70% 2018	29,150	32,707
Koninklijke Philips Electronics NV 5.75% 2018	23,500	26,613
General Electric Co. 5.25% 2017	24,250	26,410
Volvo Treasury AB 5.95% 20153	22,500	23,544
BAE Systems 2001 Asset Trust, Series 2001, Class B, 7.156% 20113,6	7,405	7,739
BAE Systems 2001 Asset Trust, Series 2001, Class G, MBIA insured, 6.664% 20133,6	12,571	13,467
United Technologies Corp. 5.70% 2040	14,000	15,688
CSX Corp. 5.75% 2013	7,670	8,388
CSX Corp. 6.25% 2015	5,990	6,896
Atlas Copco AB 5.60% 20173	14,000	15,179
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 20136	13,650	13,940
Norfolk Southern Corp. 5.75% 2016	7,615	8,650
Norfolk Southern Corp. 5.75% 2018	2,510	2,842
Canadian National Railway Co. 4.95% 2014	6,000	6,580
		307,682

CONSUMER STAPLES — 0.61%
Anheuser-Busch InBev NV 3.625% 20153	36,500	37,400
Anheuser-Busch InBev NV 4.125% 2015	16,500	17,290
Anheuser-Busch InBev NV 7.75% 20193	20,000	24,315
Kraft Foods Inc. 2.625% 2013	12,000	12,236
Kraft Foods Inc. 6.75% 2014	16,180	18,617
Kraft Foods Inc. 6.50% 2040	20,000	22,444
PepsiCo, Inc. 3.10% 2015	17,000	17,719
PepsiCo, Inc. 7.90% 2018	15,000	19,425
Altria Group, Inc. 9.25% 2019	15,000	18,752
Altria Group, Inc. 9.95% 2038	13,500	17,786
CVS Caremark Corp. 6.036% 20286	7,166	7,350
CVS Caremark Corp. 6.943% 20306	12,344	13,652
British American Tobacco International Finance PLC 9.50% 20183	13,580	17,823
Kroger Co. 3.90% 2015	16,250	17,162
Wal-Mart Stores, Inc. 2.875% 2015	11,700	12,148
		274,119

ENERGY — 0.46%
Kinder Morgan Energy Partners LP 6.00% 2017	41,610	45,389
Shell International Finance BV 1.30% 2011	16,250	16,352
Shell International Finance BV 1.875% 2013	16,500	16,650
Enbridge Energy Partners, LP, Series B, 6.50% 2018	12,250	13,732
Enbridge Energy Partners, LP, Series B, 7.50% 2038	12,250	14,421
Total Capital SA 3.00% 2015	17,000	17,188
Rockies Express Pipeline LLC 6.85% 20183	14,750	15,563
Sunoco, Inc. 4.875% 2014	15,000	15,353
StatoilHydro ASA 2.90% 2014	13,285	13,597
Canadian Natural Resources Ltd. 5.70% 2017	11,925	13,367
Enbridge Inc. 5.60% 2017	10,000	11,143
Husky Energy Inc. 6.80% 2037	9,375	10,721
BP Capital Markets PLC 3.875% 2015	7,000	5,971
		209,447

MATERIALS — 0.27%
Rio Tinto Finance (USA) Ltd. 5.875% 2013	28,500	31,248
Rio Tinto Finance (USA) Ltd. 8.95% 2014	9,180	11,144
Dow Chemical Co. 7.60% 2014	18,250	21,094
Rohm and Haas Co. 6.00% 2017	17,445	19,054
International Paper Co. 7.40% 2014	23,250	26,518
International Paper Co. 7.30% 2039	10,500	11,616
		120,674

INFORMATION TECHNOLOGY — 0.18%
KLA-Tencor Corp. 6.90% 2018	30,250	33,893
Hewlett-Packard Co. 4.50% 2013	20,000	21,602
Oracle Corp. 3.75% 2014	15,750	16,878
Cisco Systems, Inc. 2.90% 2014	10,000	10,359
		82,732

Total corporate bonds & notes		3,432,925

ASSET-BACKED OBLIGATIONS6 — 0.69%
AmeriCredit Automobile Receivables Trust, Series 2006-B-G, Class A-4, FGIC insured, 5.21% 2013	13,972	14,444
AmeriCredit Automobile Receivables Trust, Series 2007-C-M, Class A-4-A, MBIA insured, 5.55% 2014	14,225	14,956
AmeriCredit Automobile Receivables Trust, Series 2007-D-F, Class A-4-A, FSA insured, 5.56% 2014	15,000	15,647
World Omni Auto Receivables Trust, Series 2006-B, Class A-4, 5.12% 2012	25,753	26,088
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2005-1, Class A-5, MBIA insured, 5.08% 20113	13,667	13,785
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2009-2A, Class A-1, 4.26% 20143	9,000	9,385
USAA Auto Owner Trust, Series 2007-1, Class A-4, 5.55% 2013	22,399	22,846
Chase Issuance Trust, Series 2008-4, Class A, 4.65% 2015	17,000	18,430
PG&E Energy Recovery Funding LLC, Series 2005-2, Class A-3, 5.12% 2014	16,076	17,382
Ameriquest Mortgage Securities Inc., Series 2004-R4, Class M-1, 0.897% 20344	20,054	16,562
Nissan Auto Lease Trust, Series 2008-A, Class A-3a, 5.14% 2011	14,289	14,364
Chase Credit Card Owner Trust, Series 2003-4, Class B, 1.00% 20164	14,000	13,879
Citibank Credit Card Issuance Trust, Series 2008, Class A5, 4.85% 2015	12,000	13,077
Prestige Auto Receivables Trust, Series 2007-1, Class A-3, FSA insured, 5.58% 20143	12,260	12,861
RAMP Trust, Series 2003-RZ4, Class A-7, 4.79% 20334	5,577	5,148
RAMP Trust, Series 2003-RS11, Class A-I-7, 4.828% 2033	6,619	5,840
UPFC Auto Receivables Trust, Series 2007-B, Class A-3, AMBAC insured, 6.15% 2014	9,587	9,921
Residential Asset Securities Corp. Trust, Series 2001-KS3, Class A-I-6, 5.96% 2031	4,446	4,200
Residential Asset Securities Corp. Trust, Series 2003-KS6, Class A-2, 0.947% 20334	92	69
Residential Asset Securities Corp. Trust, Series 2003-KS8, Class A-I-6, 4.83% 2033	5,995	5,224
Morgan Stanley ABS Capital I Inc., Series 2004-NC3, Class M-1, 1.142% 20344	14,117	9,460
Drive Auto Receivables Trust, Series 2006-2, Class A-3, MBIA insured, 5.33% 20143	8,270	8,452
CPS Auto Receivables Trust, Series 2006-A, Class 1-A-4, FSA insured, 5.33% 20123	3,029	3,049
CPS Auto Receivables Trust, Series 2007-TFC, Class A-2, XLCA insured, 5.25% 20133	4,801	4,926
GE SeaCo Finance SRL, Series 2004-1, Class A, AMBAC insured, 0.65% 20193,4	8,299	7,898
Home Equity Asset Trust, Series 2004-2, Class M-1, 1.142% 20344	7,984	5,699
Cendant Timeshare Receivables Funding, LLC, Series 2005-1, Class A-1, FGIC insured, 4.67% 20173	4,824	4,804
CWABS, Inc., Series 2004-BC1, Class M-1, 1.097% 20344	4,888	4,460
Long Beach Acceptance Auto Receivables Trust, Series 2005-B, Class A-4, FSA insured, 4.522% 2012	2,919	2,960
CarMax Auto Owner Trust, Series 2007-2, Class A-3, 5.23% 2011	2,213	2,226
Impac CMB Grantor Trust, Series 2004-6, Class 1-A-1, 1.147% 20344	1,205	903
Impac CMB Grantor Trust, Series 2004-6, Class M-2, 1.247% 20344	1,203	671
		309,616

BONDS & NOTES OF GOVERNMENTS & GOVERNMENT AGENCIES OUTSIDE THE U.S. — 0.19%
Croatian Government 6.75% 20193	17,000	17,827
Province of Ontario, Series 1, 1.875% 2012	16,750	16,956
Polish Government 6.375% 2019	14,350	15,946
Australia and New Zealand Government Agency-Guaranteed, Australia and
New Zealand Banking Group Ltd. 3.25% 20123	13,000	13,505
Hungarian Government 6.25% 2020	12,250	12,100
France Government Agency-Guaranteed, Société Finance 2.875% 20143	10,460	10,711
		87,045

MUNICIPALS — 0.15%
State of California, Bay Area Toll Authority, San Francisco Bay Area Toll Bridge Revenue Bonds
(Federally Taxable Build America Bonds), Series 2010-S-1, 6.918% 2040	16,750	16,930
State of Maryland, Howard Hughes Medical Institute, Taxable Bonds, 3.45% 2014	15,475	16,406
State of Illinois, City of Chicago, O’Hare International Airport (Build America Bonds-Direct Payment),
General Airport Revenue Bonds, Taxable Series 2010-B, 6.845% 2038	13,500	14,367
State of South Dakota, Educational Enhancement Funding Corp., Tobacco Settlement Asset-backed Bonds,
Series 2002-A, Class A, 6.72% 2025	12,319	10,997
State of California, Various Purpose General Obligation Bonds (Federally Taxable), 7.95% 2036	9,500	10,121
		68,821

Total bonds & notes (cost: $14,487,691,000)		15,268,482

Short-term securities — 3.22%

Freddie Mac 0.14%–0.34% due 8/3–12/17/2010	575,132	574,819
Jupiter Securitization Co., LLC 0.37%–0.45% due 7/16–9/13/20103	200,000	199,903
U.S. Treasury Bills 0.11%–0.335% due 7/29–8/26/2010	155,400	155,378
Private Export Funding Corp. 0.30%–0.31% due 8/17–10/18/20103	100,000	99,898
Procter & Gamble International Funding S.C.A. 0.17% due 7/15–7/21/20103	95,000	94,992
Fannie Mae 0.15%–0.285% due 9/22–10/25/2010	92,750	92,695
Federal Home Loan Bank 0.15%–0.19% due 7/9–10/1/2010	77,700	77,687
NetJets Inc. 0.27% due 8/19/20103	40,000	39,976
Coca-Cola Co. 0.22% due 7/6/20103	32,200	32,199
Straight-A Funding LLC 0.25%–0.38% due 7/8–9/8/20103	23,800	23,794
Wal-Mart Stores Inc. 0.17% due 7/9/20103	21,700	21,699
Johnson & Johnson 0.18% due 9/30/20103	20,000	19,987
PepsiCo Inc. 0.16% due 8/11/20103	17,900	17,897
Merck & Co. Inc. 0.14% due 8/9/20103	3,700	3,699

Total short-term securities (cost: $1,454,493,000)		1,454,623

Total investment securities (cost: $43,016,015,000)		44,881,050
Other assets less liabilities		229,862

Net assets		$45,110,912

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.

2Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $482,185,000, which represented 1.07% of the net assets of the fund. This amount includes $426,123,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

3Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,657,294,000, which represented 3.67% of the net assets of the fund.

4Coupon rate may change periodically.
5Index-linked bond whose principal amount moves with a government retail price index.
6Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

Key to abbreviation

ADR = American Depositary Receipts

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

MFGEFP-911-0810O-S25514

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN BALANCED FUND

By /s/ Robert G. O'Donnell
Robert G. O'Donnell, Vice Chairman and Principal Executive Officer

Date: August 31, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Robert G. O'Donnell
Robert G. O'Donnell, Vice Chairman and Principal Executive Officer

Date: August 31, 2010

By /s/ Jennifer M. Buchheim
Jennifer M. Buchheim, Treasurer and Principal Financial Officer

Date: August 31, 2010